Management Report - Risk and Capital Performance - Transitional template for regulatory capital, RWA and capital ratios (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Common Equity Tier 1 (CET 1) capital: instruments and reserves [Abstract]
Capital instruments and the related share premium accounts	€ 45,195	€ 37,290
Retained earnings	17,977	20,113
Accumulated other comprehensive income (loss), net of tax	660	3,645
Independently reviewed interim profits net of any foreseeable charge or dividend	(751)	(2,023)
Other	33	79
Common Equity Tier 1 (CET 1) capital before regulatory adjustments	63,114	59,104
Common Equity Tier 1 (CET 1) capital: regulatory adjustments [Abstract]
Additional value adjustments (negative amount)	(1,204)	(1,398)
Other prudential filters (other than additional value adjustments)	(74)	(428)
Goodwill and other intangible assets (net of related tax liabilities) (negative amount)	(6,715)	(5,062)
Deferred tax assets that rely on future profitability excluding those arising from temporary differences (net of related tax liabilities where the conditions in Art. 38 (3) CRR are met) (negative amount)	(2,403)	(2,312)
Negative amounts resulting from the calculation of expected loss amounts	(408)	(188)
Defined benefit pension fund assets (negative amount)	(900)	(567)
Direct, indirect and synthetic holdings by an institution of own CET 1 instruments (negative amount)	(117)	(41)
Direct, indirect and synthetic holdings by the institution of the CET 1 instruments of financial sector entities where the institution has a significant investment in those entities (amount above the 10% / 15 % thresholds and net of eligible short positions) (negative amount)	0	0
Deferred tax assets arising from temporary differences (net of related tax liabilities where the conditions in Art. 38 (3) CRR are met) (amount above the 10% / 15 % thresholds) (negative amount)	0	(354)
Total regulatory adjustments to Common Equity Tier 1 (CET 1) capital	(12,306)	(11,321)
Common Equity Tier 1 (CET 1) capital	50,808	47,782
Additional Tier 1 (AT1) capital: instruments [Abstract]
Capital instruments and the related share premium accounts	4,676	4,676
Amount of qualifying items referred to in Art. 484 (4) CRR and the related share premium accounts subject to phase out from AT1	3,904	6,516
Additional Tier 1 (AT1) capital before regulatory adjustments	8,579	11,191
Additional Tier 1 (AT1) capital: regulatory adjustments [Abstract]
Direct, indirect and synthetic holdings by an institution of own AT1 instruments (negative amount)	(26)	(51)
Residual amounts deducted from AT1 capital with regard to deduction from CET 1 capital during the transitional period pursuant to Art. 472 CRR	(1,730)	(3,437)
Other regulatory adjustments	0	0
Regulatory adjustments to Additional Tier 1 (AT1) capital	(1,756)	(3,488)
Additional Tier 1 (AT1) capital	6,823	7,703
Tier 1 capital (T1 = CET 1 + AT1)	57,631	55,486
Tier 2 (T2) capital	6,384	6,672
Total Capital	64,016	62,158
Risk-weighted assets (RWA)	343,316	356,235
Capital ratios [Abstract]
Common Equity Tier 1 capital ratio (as a percentage of risk-weighted assets)	15	13
Tier 1 capital ratio (as a percentage of risk-weighted assets)	17	16
Capital ratio (as a percentage of risk-weighted assets)	€ 19	€ 17